Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Calculation of Basic and Diluted EPS

The calculation of basic EPS is as follows:

	2017		2016		2015
Earnings[1] (£m)	1,816.6		1,400.1		1,160.2
Average shares used in basic EPS calculation (m)	1,261.1		1,277.8		1,288.5
EPS	144.0	p	109.6	p	90.0	p

Note

[1]	Earnings is equivalent to profit for the year attributable to equity holders of the parent.

Diluted EPS

The calculation of diluted EPS is as follows:

	2017		2016		2015
Diluted earnings (£m)	1,816.6		1,400.1		1,160.2
Average shares used in diluted EPS calculation (m)	1,275.8		1,296.0		1,313.0
Diluted EPS	142.4	p	108.0	p	88.4	p

Reconciliation Between Shares Used in Calculating Basic and Diluted EPS

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2017 m	2016 m	2015 m
Average shares used in basic EPS calculation	1,261.1	1,277.8	1,288.5
Dilutive share options outstanding	1.8	2.4	3.5
Other potentially issuable shares	12.9	15.8	21.0
Shares used in diluted EPS calculation	1,275.8	1,296.0	1,313.0